Financial assets, liabilities and financial result (excluding Orange Bank) - Cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Reclassification in financial result		€ 10	€ 79
Reclassification in operating income for the period		(3)	(1)
Reclassification in initial carrying amount of hedged item		(11)	(4)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	€ 353
Carrying amount - liability	(513)
Increase (decrease) in cash flow hedge reserve	(67)
Gain (loss) recognized in other comprehensive income	(53)
Reclassification in financial result	(22)
Reclassification in operating income for the period	(1)
Reclassification in initial carrying amount of hedged item	9
Cash flow hedge reserve	(267)
o/w related to unmatured hedging instruments	(721)	686	763
o/w related to discontinued hedges	454	€ 486	€ 514
Currency swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	351
Carrying amount - liability	(479)
Increase (decrease) in cash flow hedge reserve	(83)
Gain (loss) recognized in other comprehensive income	(45)
Reclassification in financial result	(38)
Cash flow hedge reserve	(245)
o/w related to unmatured hedging instruments	(696)
o/w related to discontinued hedges	451
Forward foreign exchange swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - asset	2
Carrying amount - liability	0
Increase (decrease) in cash flow hedge reserve	(7)
Gain (loss) recognized in other comprehensive income	(15)
Reclassification in operating income for the period	(1)
Reclassification in initial carrying amount of hedged item	9
Cash flow hedge reserve	3
o/w related to unmatured hedging instruments	3
o/w related to discontinued hedges	0
Interest rate swap contract [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount - liability	(34)
Increase (decrease) in cash flow hedge reserve	23
Gain (loss) recognized in other comprehensive income	7
Reclassification in financial result	16
Cash flow hedge reserve	(25)
o/w related to unmatured hedging instruments	(28)
o/w related to discontinued hedges	3
Cash flow hedges [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	€ (160)